Income tax (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of income tax [Abstract]
Reconciliation of income tax charge

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of credit in the period
Current tax:
Current tax income	3,767	4,245	2,971
Adjustments in respect of prior years	(5)	(9)	87
Total current tax	3,762	4,236	3,058
Total deferred tax	—	100	—
Total tax	3,762	4,336	3,058

Analysis of income tax charge
The difference between the total tax shown above and the amount calculated by applying the standard rate of UK corporation tax to the loss before tax is as follows:

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Loss before tax	(10,893)	(25,707)	(23,195)
Loss multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19.17% (2017: 20%)	(2,088)	(5,141)	(4,678)
Change in unrecognized tax losses	751	2,169	2,691
Non-deductible expenses	402	331	184
Tax relief for qualifying research and development expenditure	(3,043)	(1,699)	(1,170)
Prior year adjustments	5	9	(87)
Share options exercised	(40)	(84)	(45)
Overseas profits taxed at different rates	251	179	47
Change in rate of deferred tax	—	(100)	—
Total tax	(3,762)	(4,336)	(3,058)